Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration and risks
Revenues	$ 441,505,231	$ 177,883,105	$ 134,109,632
Accounts receivable, net	28,127,346	27,254,634	23,373,969
Sales and marketing expenses	418,261,754	157,027,956	80,729,626
Accounts payable	76,125,973	37,877,800
Customer concentration risk | Revenue | Company A
Concentration and risks
Revenues		$ 21,335,698	$ 73,116,840
Concentration risk (as a percent)		11.99%	54.52%
Customer concentration risk | Revenue | Company B
Concentration and risks
Revenues			$ 14,609,270
Concentration risk (as a percent)			10.89%
Customer concentration risk | Revenue | Company C
Concentration and risks
Revenues		$ 51,013,296
Concentration risk (as a percent)		28.68%
Customer concentration risk | Revenue | Company D
Concentration and risks
Revenues		$ 21,988,975
Concentration risk (as a percent)		12.36%
Customer concentration risk | Revenue | Company E
Concentration and risks
Revenues		$ 28,417,379
Concentration risk (as a percent)		15.98%
Customer concentration risk | Revenue | Company F
Concentration and risks
Revenues	$ 115,829,770
Concentration risk (as a percent)	26.24%
Customer concentration risk | Revenue | Company G
Concentration and risks
Revenues	$ 58,667,031
Concentration risk (as a percent)	13.29%
Customer concentration risk | Accounts receivables | Company C
Concentration and risks
Concentration risk (as a percent)		61.82%
Accounts receivable, net		$ 17,944,840
Customer concentration risk | Accounts receivables | Company D
Concentration and risks
Concentration risk (as a percent)		14.27%
Accounts receivable, net		$ 4,142,638
Customer concentration risk | Accounts receivables | Company E
Concentration and risks
Concentration risk (as a percent)		13.23%
Accounts receivable, net		$ 3,840,005
Customer concentration risk | Accounts receivables | Company F
Concentration and risks
Concentration risk (as a percent)	25.60%
Accounts receivable, net	$ 7,498,563
Customer concentration risk | Accounts receivables | Company G
Concentration and risks
Concentration risk (as a percent)	39.47%
Accounts receivable, net	$ 11,559,398
Vendor concentration risk | Sales and marketing expenses | Company H
Concentration and risks
Concentration risk (as a percent)			39.17%
Sales and marketing expenses			$ 31,623,328
Vendor concentration risk | Sales and marketing expenses | Company I
Concentration and risks
Concentration risk (as a percent)			13.87%
Sales and marketing expenses			$ 11,201,208
Vendor concentration risk | Sales and marketing expenses | Company J
Concentration and risks
Concentration risk (as a percent)	12.53%
Sales and marketing expenses	$ 52,426,534
Vendor concentration risk | Accounts payable | Company J
Concentration and risks
Concentration risk (as a percent)	12.43%
Accounts payable	$ 9,461,038
Vendor concentration risk | Accounts payable | Company K
Concentration and risks
Concentration risk (as a percent)	21.11%
Accounts payable	$ 16,072,255
Vendor concentration risk | Accounts payable | Company L
Concentration and risks
Concentration risk (as a percent)	10.00%
Accounts payable	$ 7,604,056